LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
LOSS PER SHARE

24— LOSS PER SHARE

	Year Ended December 31,
	2024	2023	2022
Loss available to common shareholders (in euro)	€(19,017,804)	€(21,177,772)	€(2,933,058)
Weighted average number of shares for the computation of basic EPS	37,286,446	36,996,722	34,392,598
Basic EPS (in euro)	€(0.51)	€(0.57)	€(0.09)
Effect of dilutive securities	903,889	2,653,050	2,502,171
Weighted average number of shares for the computation of diluted EPS	37,286,446	36,996,722	34,392,598
Diluted EPS loss (in euro)	€(0.51)	€(0.57)	€(0.09)

Diluted EPS loss available to common shareholders is computed including all dilutive securities that are in the money.

The effects of dilutive securities for the years ended December 31, 2024 and 2023 were excluded from the calculation of diluted earnings per share as a net loss was reported in this period.